Taxation - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Expense Benefits [Line Items]
Unrecognised capital losses carried forward	£ 0	£ 0
Banking entities
Income Tax Expense Benefits [Line Items]
Applicable tax rate (percentage)	28.00%	27.00%	27.00%
Non-banking entities
Income Tax Expense Benefits [Line Items]
Applicable tax rate (percentage)	24.00%	19.00%	19.00%